Charles Schwab Investment Management, Inc.
211 Main Street
San Francisco, CA 94105
May 2, 2011
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:  Strategic Trust (File Nos. 333-160595 and 811-22311)

Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Post-Effective Amendment No. 8

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated April 30, 2011, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.
Sincerely,
/s/ David Lekich
David Lekich
Vice President
Charles Schwab Investment Management, Inc.